699 P-2 06/14

SUPPLEMENT DATED June 30, 2014

TO THE PROSPECTUS DATED

DECEMBER 1, 2013

OF

FRANKLIN EMERGING MARKET DEBT OPPORTUNITIES FUND

(Franklin Global Trust)

The prospectus is amended as follows:

The cover page of, and the name references within, the Summary Prospectus and the Prospectus are amended to reflect new fund or trust names as follows:

Franklin Emerging Market Debt Opportunities Fund (formerly, Franklin Templeton Emerging Market Debt Opportunities Fund)

Please keep this supplement for future reference.